SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10 SUBSEQUENT EVENTS

From October 1, 2021 to November 8, 2021, short-term debenture holders converted $110,000 principal and $22,809 accrued interest into 384,454 shares of common stock, we sold 756,000 shares of unregistered restricted common stock at $0.75 for $567,000 of proceeds and a warrant to purchase 270,000 shares of common stock at $0.35 was exercised for $94,500.

NOTE 10 SUBSEQUENT EVENTS

On February 5, 2021, Wolverine Flagship Fund Trading Limited converted 117.372 shares of Series B Preferred Stock ($10,000 per share) at a conversion price of $0.35 per share into 3,353,486 shares of Iveda’s Common Stock.

During 2021 the company raised $1,508,000 from the sale of common stock through June 30, 2021.

During 2021 debenture holders converted $439,750 principal and $125,376 interest into common stock through June 30, 2021.

On June 30, 2021 the company issued common stock to pay Series B Preferred shareholders $455,926 of accrued dividends at $0.35 per common share.